Variable Interest Entities - Summary of VIE's assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Current assets	$ 6,165	$ 2,123
Non-current assets	4,113	8,342
Total assets	10,278	10,465
Total liabilities	$ 8,217	8,513
License agreement term	20 years
Brazil Lottery
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
VIE, primary beneficiary
Variable Interest Entity [Line Items]
Current assets	$ 1,240	1,214
Non-current assets	510	755
Total assets	1,750	1,969
Total liabilities	$ 753	$ 731